As filed with the U.S. Securities and Exchange Commission on February 12, 2013

Securities Act File No. 002-74452

Investment Company Act File No. 811-03290

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 65

(Check appropriate box or boxes)

BlackRock Variable Series Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Variable Series Funds, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share.

This filing relates solely to BlackRock Managed Volatility V.I. Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 12th day of February, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC. (registrant), on behalf of its series
BLACKROCK MANAGED VOLATILITY V.I. FUND

By:	/s/ John M. Perlowski
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	February 12, 2013

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 12, 2013

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

DONALD W. BURTON* (Donald W. Burton)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

KENNETH A. FROOT* (Kenneth A. Froot)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

JOHN F. O’BRIEN* (John F. O’Brien)	Director

Signature	Title	Date

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

DAVID H. WALSH* (David H. Walsh)	Director

FRED G. WEISS* (Fred G. Weiss)	Director

PAUL L. AUDET* (Paul L. Audet)	Director

LAURENCE D. FINK* (Laurence D. Fink)	Director

HENRY GABBAY* (Henry Gabbay)	Director

*By:	/s/ Benjamin Archibald	February 12, 2013
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase